Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FPCMS 82 Devonshire Street Boston MA 02109-3614 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 28, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Concord Street Trust (the trust):
Spartan Extended Market Index Fund Spartan International Index Fund Spartan Total Market Index Fund
Spartan 500 Index Fund (the funds)
File Nos. (033-15983) and (811-05251)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	/s/ Jeffrey LaFountain
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Jeffrey LaFountain
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Legal Product Group